RISK MANAGEMENT (Details 15) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 383,653			$ 630,688
Liabilities	45,276,036	$ 15,172.9		45,516,281
Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	218,798,061			205,722,647
Liabilities	200,161,260			189,403,336
Checking accounts [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	36,017,602			34,978,189
Time deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	62,616,163			58,006,144
Saving deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	55,778,677			50,573,924
Other deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	472,782			328,798
Interbank and overnight funds [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,970,430			6,315,717
Borrowing from banks and other [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	18,205,320			17,906,633
Long-term debte [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	19,102,196			18,568,236
Borrowing from development entities [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	2,998,090			2,725,695
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,650,536			2,343,902
Debt securities available-for-sale | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	17,790,127			17,662,733
Debt securities held-to-maturity | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,899,039			2,570,486
Service concession arrangementse [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,282,611			2,072,674
Commercial loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	99,428,894			93,149,211
Consumer loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	50,382,895			46,927,997
Mortgages and housing leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	16,151,299			14,683,537
Microcredit loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	409,688			399,431
Other Accounts Receivable [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	4,466,134			3,719,672
Cash and cash equivalentss [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	22,336,838			22,193,004
Non-interest [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	23,533,548			24,586,829
Liabilities	15,893,114			13,463,357
Non-interest [Member] | Checking accounts [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	15,420,332			13,134,559
Non-interest [Member] | Time deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-interest [Member] | Saving deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-interest [Member] | Other deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	472,782			328,798
Non-interest [Member] | Interbank and overnight funds [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-interest [Member] | Borrowing from banks and other [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-interest [Member] | Long-term debte [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-interest [Member] | Borrowing from development entities [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Non-interest [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Debt securities available-for-sale | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Debt securities held-to-maturity | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Service concession arrangementse [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Commercial loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Consumer loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Mortgages and housing leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Microcredit loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Non-interest [Member] | Other Accounts Receivable [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,575,238			3,279,397
Non-interest [Member] | Cash and cash equivalentss [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	19,958,310			21,307,432
Less Than One Month [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	39,094,735			29,024,299
Liabilities	97,842,171			93,388,005
Less Than One Month [Member] | Checking accounts [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	20,597,270			21,843,630
Less Than One Month [Member] | Time deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	12,733,132			9,250,329
Less Than One Month [Member] | Saving deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	55,778,677			50,573,924
Less Than One Month [Member] | Other deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
Less Than One Month [Member] | Interbank and overnight funds [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	4,836,246			6,171,336
Less Than One Month [Member] | Borrowing from banks and other [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	3,249,799			2,636,761
Less Than One Month [Member] | Long-term debte [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	123,261			2,463,493
Less Than One Month [Member] | Borrowing from development entities [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	523,786			448,532
Less Than One Month [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	169,328			584,277
Less Than One Month [Member] | Debt securities available-for-sale | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	495,315			97,048
Less Than One Month [Member] | Debt securities held-to-maturity | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	722,026			51,042
Less Than One Month [Member] | Service concession arrangementse [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Less Than One Month [Member] | Commercial loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	21,760,032			19,446,228
Less Than One Month [Member] | Consumer loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	10,003,247			4,060,610
Less Than One Month [Member] | Mortgages and housing leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	3,539,706			3,896,339
Less Than One Month [Member] | Microcredit loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	26,553			3,183
Less Than One Month [Member] | Other Accounts Receivable [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
Less Than One Month [Member] | Cash and cash equivalentss [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,378,528			885,572
From one to six months [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	60,356,121			66,250,006
Liabilities	38,002,279			35,167,041
From one to six months [Member] | Checking accounts [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
From one to six months [Member] | Time deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	24,212,202			23,292,407
From one to six months [Member] | Saving deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
From one to six months [Member] | Other deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
From one to six months [Member] | Interbank and overnight funds [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	134,184			144,381
From one to six months [Member] | Borrowing from banks and other [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	5,801,906			5,724,376
From one to six months [Member] | Long-term debte [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	6,500,197			4,715,900
From one to six months [Member] | Borrowing from development entities [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	1,353,790			1,289,977
From one to six months [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	497,031			354,424
From one to six months [Member] | Debt securities available-for-sale | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,537,630			151,277
From one to six months [Member] | Debt securities held-to-maturity | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	832,703			2,488,507
From one to six months [Member] | Service concession arrangementse [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
From one to six months [Member] | Commercial loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	43,162,885			54,284,920
From one to six months [Member] | Consumer loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	8,953,299			8,528,968
From one to six months [Member] | Mortgages and housing leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	5,354,545			423,374
From one to six months [Member] | Microcredit loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	18,028			18,536
From one to six months [Member] | Other Accounts Receivable [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
From one to six months [Member] | Cash and cash equivalentss [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
From six to twelve months [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	12,483,298			12,483,661
Liabilities	16,165,861			13,613,708
From six to twelve months [Member] | Checking accounts [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
From six to twelve months [Member] | Time deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	13,456,116			10,725,534
From six to twelve months [Member] | Saving deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
From six to twelve months [Member] | Other deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
From six to twelve months [Member] | Interbank and overnight funds [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
From six to twelve months [Member] | Borrowing from banks and other [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	2,200,184			1,961,526
From six to twelve months [Member] | Long-term debte [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	416,407			753,451
From six to twelve months [Member] | Borrowing from development entities [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	93,154			173,197
From six to twelve months [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	580,030			249,249
From six to twelve months [Member] | Debt securities available-for-sale | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,300,390			5,882,444
From six to twelve months [Member] | Debt securities held-to-maturity | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,338,712			25,693
From six to twelve months [Member] | Service concession arrangementse [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
From six to twelve months [Member] | Commercial loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	7,089,736			4,799,382
From six to twelve months [Member] | Consumer loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,731,816			1,387,001
From six to twelve months [Member] | Mortgages and housing leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	404,417			105,437
From six to twelve months [Member] | Microcredit loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	38,197			34,455
From six to twelve months [Member] | Other Accounts Receivable [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
From six to twelve months [Member] | Cash and cash equivalentss [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	0			0
More Than One Year [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	83,330,359			73,377,852
Liabilities	32,257,835			33,771,225
More Than One Year [Member] | Checking accounts [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
More Than One Year [Member] | Time deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	12,214,713			14,737,874
More Than One Year [Member] | Saving deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
More Than One Year [Member] | Other deposits [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
More Than One Year [Member] | Interbank and overnight funds [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	0			0
More Than One Year [Member] | Borrowing from banks and other [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	6,953,431			7,583,970
More Than One Year [Member] | Long-term debte [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	12,062,331			10,635,392
More Than One Year [Member] | Borrowing from development entities [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Liabilities	1,027,360			813,989
More Than One Year [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	1,404,147			1,155,952
More Than One Year [Member] | Debt securities available-for-sale | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	14,456,792			11,531,964
More Than One Year [Member] | Debt securities held-to-maturity | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	5,598			5,244
More Than One Year [Member] | Service concession arrangementse [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	2,282,611			2,072,674
More Than One Year [Member] | Commercial loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	27,416,241			14,618,681
More Than One Year [Member] | Consumer loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	29,694,533			32,951,418
More Than One Year [Member] | Mortgages and housing leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	6,852,631			10,258,387
More Than One Year [Member] | Microcredit loans and leases [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	326,910			343,257
More Than One Year [Member] | Other Accounts Receivable [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	890,896			440,275
More Than One Year [Member] | Cash and cash equivalentss [Member] | Interest Rate Risk [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Financial assets	$ 0			$ 0

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.